Gains (losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets	12 Months Ended
Dec. 31, 2018
Gains (losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets [Abstract]
Net Gain (Loss) on Financial Assets At Fair Value Through Other Comprehensive Income and Available-for-sale Financial Assets

37. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI AND AFS FINANCIAL ASSETS

Details of net gain or loss on financial assets at FVTOCI and AFS financial assets recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gain on redemption of securities	721	47	53
Gain on transaction of securities	47,985	223,961	1,994
Impairment loss on securities	(49,741)	(31,300)	—

Total	(1,035)	192,708	2,047